UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-04719

The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Income Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Third Quarter Report

June 30, 2015

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares								Class A Shares

	Average Annual Returns – June 30, 2015 (a)								Average Annual Returns – June 30, 2015 (a)(b)(d)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments

Mighty Mites	(0.45)%	1.15%	14.65%	10.62%	10.15%	11.79%	1.44%	1.44%	(4.48)%	(3.11)%	13.44%	9.92%	9.62%	11.31%	1.69%	1.69%
SmallCap Equity	2.02	0.73	13.88	8.29	2.55	7.38	1.63	1.50	(2.16)	(3.51)	12.69	7.61	2.10	6.99	1.88	1.75
Mid-Cap Equity	3.20	6.72	—	—	—	12.19	3.88	1.50	(0.99)	2.23	—	—	—	9.74	4.13	1.75
Income	(0.50)	(0.76)	12.46	4.82	9.11	7.59	2.57	2.00	(4.56)	(4.94)	11.25	4.14	8.57	7.14	2.82	2.25
Equity	0.61	6.89	15.43	7.35	5.74	10.16	1.60	1.60	(3.42)	2.39	14.24	6.65	5.19	9.78	1.85	1.85
Balanced	(0.14)	4.43	10.35	6.13	5.52	8.59	1.28	1.28	(4.12)	0.10	9.21	5.44	4.98	8.14	1.53	1.53
Intermediate Bond	(1.42)	(0.19)	1.52	2.95	4.02	4.79	1.36	1.00	(5.41)	(4.31)	0.56	2.43	3.63	4.54	1.46	1.46

	Class C Shares								Class I Shares

	Average Annual Returns – June 30, 2015 (a)(c)(d)								Average Annual Returns – June 30, 2015 (a)(d)
	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Quarter	1 Year	5 Year	10 Year	15 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments

Mighty Mites	(1.59)%	(0.58)%	13.80%	9.80%	9.40%	11.12%	2.19%	2.19%	(0.36)%	1.46%	14.94%	10.83%	10.29%	11.91%	1.19%	1.19%
SmallCap Equity	0.82	(1.02)	13.04	7.36	1.81	6.74	2.38	2.25	2.08	1.05	14.18	8.50	2.68	7.50	1.38	1.25
Mid-Cap Equity	2.00	4.92	—	—	—	11.38	4.63	2.25	3.27	7.05	—	—	—	12.48	3.63	1.25
Income	(1.68)	(2.42)	11.61	4.04	8.47	7.06	3.32	2.75	(0.42)	(0.48)	12.72	5.02	9.25	7.71	2.32	1.75
Equity	(0.61)	5.04	14.57	6.54	4.99	9.68	2.35	2.35	0.69	7.20	15.69	7.54	5.86	10.23	1.35	1.35
Balanced	(1.24)	2.66	9.54	5.34	4.50	8.04	2.03	2.03	0.01	4.69	10.62	6.33	5.65	8.68	1.03	1.03
Intermediate Bond	(2.60)	(1.92)	0.76	2.15	3.31	4.34	2.11	1.75	(1.35)	0.14	1.76	3.13	4.14	4.87	1.11	0.75

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Income, and Intermediate Bond Funds (and for the Mighty Mites Fund through September 30, 2005), Teton Advisors, Inc., the “Adviser”, reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2016 (and for the Mid-Cap Equity Fund through May 31, 2016) and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares, except for Mid-Cap Equity Fund. The performance for all share classes of Mid-Cap Equity Fund is based on the Fund’s inception date of May 31, 2013. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Income	09/30/87	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

Morningstar® Ratings Based on Risk Adjusted Returns as of June 30, 2015 (Unaudited)

		Overall Rating		3 Year Rating		5 Year Rating		10 Year Rating
FUND	Morningstar Category	Stars	# of Funds	Stars	# of Funds	Stars	# of Funds	Stars	# of Funds

TETON Westwood Mighty Mites AAA	Small Blend	««««	636	«««	636	«««	575	«««««	377
TETON Westwood Mighty Mites A	Small Blend	«««	636	««	636	««	575	«««««	377
TETON Westwood Mighty Mites C	Small Blend	««««	636	«««	636	««	575	«««««	377
TETON Westwood Mighty Mites I	Small Blend	«««	636	«««	636	«««	575	«««««	377

TETON Westwood SmallCap Equity AAA	Small Blend	««	636	««	636	««	575	««	377
TETON Westwood SmallCap Equity A	Small Blend	«	636	«	636	«	575	««	377
TETON Westwood SmallCap Equity C	Small Blend	««	636	««	636	«	575	««	377
TETON Westwood SmallCap Equity I	Small Blend	««	636	««	636	««	575	««	377

TETON Westwood Mid-Cap Equity AAA	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity A	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity C	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity I	Mid-Cap Growth	—	—	—	—	—	—	—	—

TETON Westwood Income AAA	Large Value	««	1185	««	1185	««	1045	««	734
TETON Westwood Income A	Large Value	«	1185	«	1185	«	1045	««	734
TETON Westwood Income C	Large Value	«	1185	«	1185	«	1045	««	734
TETON Westwood Income I	Large Value	««	1185	««	1185	««	1045	«««	734

TETON Westwood Equity AAA	Large Value	««««	1185	«««	1185	«««	1045	««««	734
TETON Westwood Equity A	Large Value	«««	1185	«««	1185	««	1045	«««	734
TETON Westwood Equity C	Large Value	«««	1185	«««	1185	«««	1045	«««	734
TETON Westwood Equity I	Large Value	«««	1185	«««	1185	«««	1045	««««	734

TETON Westwood Balanced AAA	Moderate Allocation	«««	815	«««	815	«««	703	«««	472
TETON Westwood Balanced A	Moderate Allocation	«««	815	««	815	««	703	«««	472
TETON Westwood Balanced C	Moderate Allocation	«««	815	«««	815	««	703	«««	472
TETON Westwood Balanced I	Moderate Allocation	«««	815	««««	815	«««	703	««««	472

TETON Westwood Intermediate Bond AAA	Intermediate-Term Bond	«	935	«	935	«	811	«	593
TETON Westwood Intermediate Bond A	Intermediate-Term Bond	«	935	«	935	«	811	«	593
TETON Westwood Intermediate Bond C	Intermediate-Term Bond	«	935	«	935	«	811	«	593
TETON Westwood Intermediate Bond I	Intermediate-Term Bond	«	935	«	935	«	811	««	593

The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five, and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, C, or I shares, other classes may have different performance characteristics. Unrated classes of fund shares are not listed. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2015 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Teton Advisors is the investment manager for all TETON Westwood Funds. Investors should carefully consider the investment objectives, risks, sales charges and expenses of the Fund carefully before investing. Each Fund’s prospectus contains this and other information about the Funds and is available by calling 800-WESTWOOD, online at www.tetonadv.com, or from your financial adviser. The prospectus should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580. Call 800-WESTWOOD for a prospectus.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 82.2%
	Aerospace and Defense — 2.0%
1,218,900	Aerojet Rocketdyne Holdings Inc.†	$25,121,529
168,710	Innovative Solutions & Support Inc.†	556,743
37,500	Kratos Defense & Security Solutions Inc.†	236,250

		25,914,522

	Agriculture — 0.3%
225	J.G. Boswell Co.	160,875
194,836	Limoneira Co.	4,331,204

		4,492,079

	Airlines — 0.3%
80,000	American Airlines Group Inc.	3,194,800
225,000	American Airlines Group Inc., Escrow†	303,750

		3,498,550

	Automotive — 0.4%
27,200	Lithia Motors Inc., Cl. A	3,077,952
66,500	Sonic Automotive Inc., Cl. A	1,584,695
70,000	Wabash National Corp.†	877,800

		5,540,447

	Automotive: Parts and Accessories — 4.8%
6,000	China Automotive Systems Inc.†	50,520
105,000	Dana Holding Corp.	2,160,900
310,685	Federal-Mogul Holdings Corp.†	3,526,278
27,800	Gentherm Inc.†	1,526,498
196,600	Modine Manufacturing Co.†	2,109,518
31,000	Motorcar Parts of America Inc.†	932,790
60,000	Puradyn Filter Technologies Inc.†	10,200
75,000	Shiloh Industries Inc.†	971,250
178,200	Standard Motor Products Inc.	6,258,384
179,000	Strattec Security Corp.	12,297,300
610,000	Superior Industries International Inc.	11,169,100
37,000	Tenneco Inc.†	2,125,280
1,164,014	The Pep Boys - Manny, Moe & Jack†	14,282,452
22,000	Titan International Inc.	236,280
134,665	Tower International Inc.†	3,508,023
134,231	West Marine Inc.†	1,293,987

		62,458,760

	Aviation: Parts and Services — 1.0%
13,500	Astronics Corp.†	957,015
11,090	Astronics Corp., Cl. B†	781,845
125,642	Ducommun Inc.†	3,225,230
197,301	Kaman Corp.	8,274,804

		13,238,894

	Broadcasting — 1.2%
614,200	ACME Communications Inc.†	10,319
725,800	Beasley Broadcast Group Inc., Cl. A(a)	3,360,454
133,000	Crown Media Holdings Inc., Cl. A†	601,160
38,000	Cumulus Media Inc., Cl. A†	77,140
88,700	Entercom Communications Corp., Cl. A†	1,012,954
337,500	Gray Television Inc.†	5,292,000
80,042	Gray Television Inc., Cl. A†	1,043,347
620,008	Salem Media Group Inc.	3,924,651
33,000	Sinclair Broadcast Group Inc., Cl. A	921,030

		16,243,055

	Building and Construction — 0.7%
7,000	Gibraltar Industries Inc.†	142,590
866,265	Huttig Building Products Inc.†	2,720,072
107,074	MYR Group Inc.†	3,315,011
500	Nortek Inc.†	41,565
95,244	The Monarch Cement Co.	2,976,375

		9,195,613

	Business Services — 3.6%
197,179	Ascent Capital Group Inc., Cl. A†	8,427,430

Shares		Market Value

19,000	Cenveo Inc.†	$40,280
66,906	CoSine Communications Inc.†	277,660
594	Du-Art Film Labs Inc.†	118,800
692,272	Edgewater Technology Inc.†(a)	5,053,586
101,271	GP Strategies Corp.†	3,366,248
23,300	ICF International Inc.†	812,238
501,477	Internap Corp.†	4,638,662
32,029	KAR Auction Services Inc.	1,197,885
8,000	Landauer Inc.	285,120
16,000	Macquarie Infrastructure Corp.	1,322,080
7,260	Matthews International Corp., Cl. A	385,796
20,000	McGrath RentCorp	608,600
1,430,781	ModusLink Global Solutions Inc.†	4,864,655
30,000	Pendrell Corp.†	41,100
188,172	PFSweb Inc.†	2,608,064
401,375	PRGX Global Inc.†	1,762,036
312,800	Pure Technologies Ltd.	1,815,693
194,492	Safeguard Scientifics Inc.†	3,784,814
170,000	Scientific Games Corp., Cl. A†	2,641,800
8,000	Stamps.com Inc.†	588,560
32,826	Team Inc.†	1,321,247
12,032	Trans-Lux Corp.†	36,096
37,282	Viad Corp.	1,010,715

		47,009,165

	Closed-End Business Development Company — 0.0%
45,000	MVC Capital Inc.	459,000

	Communications Equipment — 0.2%
232,698	Communications Systems Inc.	2,445,656
275,000	Extreme Networks Inc.†	739,750
134,600	Sycamore Networks Inc.	51,283
30,000	ViewCast.com Inc.†	86

		3,236,775

	Computer Software and Services — 3.7%
142,678	American Software Inc., Cl. A	1,355,441
60,000	Avid Technology Inc.†	800,400
210,285	Blucora Inc.†	3,396,103
331,400	Callidus Software Inc.†	5,163,212
75,687	Carbonite Inc.†	893,863
16,000	Cinedigm Corp., Cl. A†	11,278
159,652	Computer Task Group Inc.	1,232,513
28,100	Constant Contact Inc.†	808,156
50,000	CyrusOne Inc.	1,472,500
40,000	Daegis Inc.†	24,000
35,000	Datawatch Corp.†	244,300
56,101	Digi International Inc.†	535,764
523,311	Dot Hill Systems Corp.†	3,202,663
625,150	EarthLink Holdings Corp.	4,682,373
800,000	FalconStor Software Inc.†	1,272,000
533,161	Furmanite Corp.†	4,329,267
1,410	Gemalto NV	125,567
931,976	Global Sources Ltd.†	6,477,233
20,000	GSE Systems Inc.†	31,000
593,507	Guidance Software Inc.†	5,027,004
144,117	iGO Inc.†	415,057
458,356	Lionbridge Technologies Inc.†	2,828,057
29,500	Mercury Systems Inc.†	431,880
67,500	Mitek Systems Inc.†	255,825
5,802	MTS Systems Corp.	400,048
12,000	Qualstar Corp.†	13,920
211,658	Qumu Corp.†	1,744,062
335,424	Speed Commerce Inc.†	93,919
3,600	Tyler Technologies Inc.†	465,768

		47,733,173

	Consumer Products — 1.9%
48,313	Acme United Corp.	874,465
25,684	Arctic Cat Inc.	852,966
155,070	Bassett Furniture Industries Inc.	4,405,539
300,000	Blyth Inc.†	1,905,000

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
2,000	Brunswick Corp.	$101,720
55,687	Callaway Golf Co.	497,842
20,000	Elizabeth Arden Inc.†	285,200
3,500	Johnson Outdoors Inc., Cl. A	82,425
11,400	Lakeland Industries Inc.†	130,416
1,438,990	Marine Products Corp.	8,979,298
13,000	MarineMax Inc.†	305,630
200	National Presto Industries Inc.	16,064
77,331	Nautilus Inc.†	1,663,390
129,300	Oil-Dri Corp. of America	3,928,134
5,700	PC Group Inc.†	38
10,400	Syratech Corp.†	31

		24,028,158

	Consumer Services — 0.9%
485,500	1-800-FLOWERS.COM Inc., Cl. A†	5,078,330
55,000	Bowlin Travel Centers Inc.†	74,250
800	Collectors Universe Inc.	15,952
63,025	Liberty Tax Inc.	1,559,869
541,570	Martha Stewart Living Omnimedia Inc., Cl. A†	3,379,397
74,991	XO Group Inc.†	1,226,103

		11,333,901

	Diversified Industrial — 8.4%
18,000	A.M. Castle & Co.†	111,060
74,492	AEP Industries Inc.†	4,111,958
9,292	American Railcar Industries Inc.	451,963
430,071	Ampco-Pittsburgh Corp.	6,502,673
240,100	Burnham Holdings Inc., Cl. A(a)	4,561,900
119,122	Chase Corp.	4,735,100
115,300	Columbus McKinnon Corp.	2,882,500
292,292	FormFactor Inc.†	2,689,086
33,000	Graham Corp.	676,170
432,703	Griffon Corp.	6,888,632
8,000	Handy & Harman Ltd.†	277,200
25,000	Haulotte Group SA	454,302
25,000	Haynes International Inc.	1,233,000
314,509	Insignia Systems Inc.†	858,610
97,649	John Bean Technologies Corp.	3,670,626
13,526	JPS Industries Inc.†	147,433
269,892	Katy Industries Inc.†	890,644
36,380	L.B. Foster Co., Cl. A	1,259,112
248,948	Lawson Products Inc.†	5,845,299
168,949	Lydall Inc.†.	4,994,132
77,552	Magnetek Inc.†	2,668,564
11,800	MSA Safety Inc.	572,418
587,932	Myers Industries Inc.	11,170,708
175,811	NAPCO Security Technologies Inc.†	1,007,397
149,500	Park-Ohio Holdings Corp.	7,244,770
131,551	Raven Industries Inc.	2,674,432
66,666	Rubicon Ltd.†	13,553
18,699	RWC Inc.	275,810
474,854	Sevcon Inc.†(a)	4,815,020
28,000	Standex International Corp.	2,238,040
538,009	Steel Partners Holdings LP†	9,452,818
221,824	Tredegar Corp.	4,904,529
299,799	Twin Disc Inc.	5,588,253
165,176	Vishay Precision Group Inc.†	2,487,551

		108,355,263

	Educational Services — 0.2%
500,587	Corinthian Colleges Inc.†	3,504
255,336	Universal Technical Institute Inc.	2,195,890

		2,199,394

	Electronics — 3.3%
33,000	Alliance Semiconductor Corp.†	24,750
14,000	Badger Meter Inc.	888,860

Shares		Market Value

157,323	Bel Fuse Inc., Cl. A(a)	$3,250,293
344,177	CTS Corp.	6,632,291
57,000	Daktronics Inc.	676,020
151,867	Dialight plc	1,219,346
49,789	Electro Scientific Industries Inc.	262,388
63,771	EMRISE Corp.	71,423
33,000	IMAX Corp.†	1,328,910
20,000	Iteris Inc.†	35,400
269,000	Kimball Electronics Inc.†	3,924,710
185,000	Kopin Corp.†	638,250
43,500	Mesa Laboratories Inc.	3,867,150
34,800	Methode Electronics Inc.	955,260
374,737	MOCON Inc.(a)	5,977,055
52,100	MoSys Inc.†	98,990
64,800	Newport Corp.†	1,228,608
79,381	Park Electrochemical Corp.	1,520,940
70,000	Pericom Semiconductor Corp.	920,500
82,074	Rofin-Sinar Technologies Inc.†	2,265,242
78,000	Schmitt Industries Inc.†	205,920
6,776	Sparton Corp.†	185,120
314,363	Stoneridge Inc.†	3,681,191
157,000	Ultra Clean Holdings†	978,110
107,198	Ultralife Corp.†	449,160
99,500	Ultratech Inc.†	1,846,720

		43,132,607

	Energy and Utilities: Alternative Energy — 0.0%
39,200	JA Solar Holdings Co. Ltd., ADR†	335,160

	Energy and Utilities: Integrated — 0.4%
138,340	Broadwind Energy Inc.†	586,562
149,500	Headwaters Inc.†	2,723,890
44,000	MGE Energy Inc.	1,704,120

		5,014,572

	Energy and Utilities: Natural Gas — 0.7%
71,554	Abraxas Petroleum Corp.†	211,084
260,000	Alvopetro Energy Ltd.†	81,185
43,750	Chesapeake Utilities Corp.	2,355,937
90,570	Corning Natural Gas Holding Co.	1,765,209
105,000	Delta Natural Gas Co. Inc.	2,110,500
25,000	Gas Natural Inc.	257,500
95,800	Gastar Exploration Inc.†	296,022
230,181	Gulf Coast Ultra Deep Royalty Trust†	161,127
15,000	Piedmont Natural Gas Co. Inc.	529,650
43,600	RGC Resources Inc.	872,000
15,000	U.S. Energy Corp.†	7,935
10,928	Whitecap Resources Inc.	115,317

		8,763,466

	Energy and Utilities: Oil — 0.3%
194,844	Callon Petroleum Co.†	1,621,102
24,334	Halcon Resources Corp.†	28,227
10,900	Mitcham Industries Inc.†	45,671
57,900	Tesco Corp.	631,110
197,600	Triangle Petroleum Corp.†	991,952

		3,318,062

	Energy and Utilities: Services — 0.3%
26,000	Archer Ltd.†	8,954
24,027	Dawson Geophysical Co.†	112,925
25,300	Flotek Industries Inc.†	317,009
16,671	Gulf Island Fabrication Inc.	186,215
247,000	Layne Christensen Co.†	2,210,650
92,500	RPC Inc.	1,279,275
7,100	Subsea 7 SA, ADR†	69,403

		4,184,431

	Energy and Utilities: Water — 0.6%
24,226	Artesian Resources Corp., Cl. A	510,926
44,174	Cadiz Inc.†	383,872

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
24,800	California Water Service Group	$566,680
4,000	Connecticut Water Service Inc.	136,640
65,000	Consolidated Water Co. Ltd.	819,000
78,000	Energy Recovery Inc.†	213,720
30,433	Middlesex Water Co.	686,568
10,000	Mueller Water Products Inc., Cl. A	91,000
111,304	SJW Corp.	3,415,920
44,537	The York Water Co.	929,042

		7,753,368

	Entertainment — 2.7%
349,636	Canterbury Park Holding Corp.(a)	3,765,580
619,556	Dover Motorsports Inc.	1,369,219
717,763	Entravision Communications Corp., Cl. A	5,907,189
1,188,889	Media General Inc.†	19,640,446
12,000	RealD Inc.†	147,960
31,000	Rentrak Corp.†	2,163,800
63,000	RLJ Entertainment Inc.†	24,822
142,943	World Wrestling Entertainment Inc., Cl. A	2,358,560

		35,377,576

	Environmental Control — 0.3%
7,500	BioteQ Environmental Technologies Inc.†	150
602,223	Casella Waste Systems Inc., Cl. A†	3,378,471
15,718	Ceco Environmental Corp.	178,085
107,700	Hudson Technologies Inc.†	375,873

		3,932,579

	Equipment and Supplies — 6.1%
18,101	Amtech Systems Inc.†	188,064
20,000	AZZ Inc.	1,036,000
156,000	Blount International Inc.†	1,703,520
328,000	Capstone Turbine Corp.†	134,710
158,400	CIRCOR International Inc.	8,637,552
269,500	Core Molding Technologies Inc.†	6,155,380
710,000	Federal Signal Corp.	10,586,100
550,000	GrafTech International Ltd.†	2,728,000
500,000	Interpump Group SpA	8,071,529
610,000	Kimball International Inc., Cl. B	7,417,600
20,000	Maezawa Kyuso Industries Co. Ltd.	273,073
20,103	Powell Industries Inc.	707,023
270,600	SL Industries Inc.†(a)	10,447,866
311,028	The Eastern Co.	5,760,239
110,000	The Gorman-Rupp Co.	3,088,800
41,800	The Greenbrier Companies Inc.	1,958,330
318,600	The L.S. Starrett Co., Cl. A(a)	4,779,000
115,933	Titan Machinery Inc.†	1,707,693
136,600	TransAct Technologies Inc.	912,488
222,500	Vicor Corp.†	2,712,275

		79,005,242

	Financial Services — 4.9%
49,400	Anchor Bancorp.†	1,111,006
20,000	Atlantic American Corp.	72,400
60,500	BBCN Bancorp Inc.	894,795
14,500	Berkshire Bancorp Inc.	112,375
9,246	Berkshire Hills Bancorp Inc.	263,326
12,726	BKF Capital Group Inc.†	15,144
75	Burke & Herbert Bank and Trust Co.	165,000
4	Capital Financial Holdings Inc.	9,400
6,791	Capitol Federal Financial Inc.	81,764
18,200	Citizens & Northern Corp.	374,010
102,339	CoBiz Financial Inc.	1,337,571
28,800	Crazy Woman Creek Bancorp Inc.†	322,272
35,800	Dime Community Bancshares Inc.	606,452
980	Farmers & Merchants Bank of Long Beach	5,880,000
40,000	Farmers National Banc Corp.	330,000
11,418	Fidelity Southern Corp.	199,130
32,000	First Internet Bancorp	784,000

Shares		Market Value

572,600	Flushing Financial Corp.	$12,030,326
10	Guaranty Corp., Cl. A†	525,000
183,860	Hallmark Financial Services Inc.†	2,092,327
16,000	Hancock Holding Co.	510,560
13,800	Heritage Commerce Corp.	132,618
39,900	Heritage Financial Group Inc.	1,204,182
78,000	Hilltop Holdings Inc.†	1,879,020
30,000	HomeStreet Inc.†	684,600
57,554	Hudson Valley Holding Corp.	1,623,598
22,500	JMP Group LLC	175,500
90,843	KKR & Co. LP	2,075,763
22,500	LendingTree Inc.†	1,768,725
3,000	LNB Bancorp Inc.	55,500
20,000	Meadowbrook Insurance Group Inc.	172,000
100,000	Medallion Financial Corp.	835,000
200,000	Monitise plc†	33,782
11,512	National Interstate Corp.	314,508
8,255	New York Community Bancorp Inc.	151,727
4,197	Northrim BanCorp Inc.	107,569
21,300	OceanFirst Financial Corp.	397,245
40,000	Oritani Financial Corp.	642,000
160,000	Pzena Investment Management Inc., Cl. A	1,768,000
3,540	Security National Corp.	339,840
8,842	SI Financial Group Inc.	102,921
74,005	Silvercrest Asset Management Group Inc., Cl. A	1,040,510
20,594	Southwest Bancorp Inc.	383,254
700,000	Sprott Inc.	1,384,307
20,700	State Bank Financial Corp.	449,190
468,770	Steel Excel Inc.†	9,750,416
12,000	Sterling Bancorp	176,400
12	Sunwest Bank†	649,500
70,000	TheStreet Inc.	126,700
10,000	TriState Capital Holdings Inc.	129,300
55,000	TrustCo Bank Corp NY	386,650
127,100	United Financial Bancorp Inc.	1,709,495
33,089	Value Line Inc.	343,464
45,900	Washington Trust Bancorp Inc.	1,812,132
82,200	Waterstone Financial Inc.	1,085,040
87,100	Westfield Financial Inc.	636,701
28,500	Wilshire Bancorp Inc.	359,955
402,800	Wright Investors’ Service Holdings Inc.†	612,256
30,000	Xenith Bankshares Inc.†	180,300

		63,396,526

	Food and Beverage — 4.1%
29,200	Andrew Peller Ltd., Cl. A	417,310
563,973	Boulder Brands Inc.†	3,913,973
149,814	Calavo Growers Inc.	7,779,841
110,000	Cott Corp.	1,075,800
500,000	Crimson Wine Group Ltd.†	4,675,000
100,000	Diamond Foods Inc.†	3,138,000
170,558	Farmer Brothers Co.†	4,008,113
1,100	Hanover Foods Corp., Cl. A	113,305
216,394	Inventure Foods Inc.†	2,196,399
19,900	Iwatsuka Confectionery Co. Ltd.	1,317,073
1,500	J & J Snack Foods Corp.	166,005
17,531	John B Sanfilippo & Son Inc.	909,859
172,808	Lifeway Foods Inc.†	3,316,186
115,000	Massimo Zanetti Beverage Group SpA†	1,405,160
25,000	MGP Ingredients Inc.	420,500
7,800	Rock Field Co. Ltd.	185,783
5,900	Scheid Vineyards Inc., Cl. A†	193,225
163,000	Snyder’s-Lance Inc.	5,260,010
315,265	SunOpta Inc.†	3,382,793
10,900	The Boston Beer Co. Inc., Cl. A†	2,528,691
80,000	The Hain Celestial Group Inc.†	5,268,800
270,000	Tingyi (Cayman Islands) Holding Corp.	551,735
280,000	Vitasoy International Holdings Ltd.	476,808

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
23,000	Willamette Valley Vineyards Inc.†	$159,160

		52,859,529

	Health Care — 8.4%
32,960	Accuray Inc.†	222,150
2,362	AcelRx Pharmaceuticals Inc.†	10,015
5,000	Achillion Pharmaceuticals Inc.†	44,300
12,700	Alere Inc.†	669,925
24,000	AngioDynamics Inc.†	393,600
80,000	ArthroCare Corp. Stub†	28,000
341,461	Biolase Inc.†	594,142
68,600	Bio-Reference Laboratories Inc.†	2,829,750
1,042,619	BioScrip Inc.†	3,784,707
107,000	BioTelemetry Inc.†	1,009,010
8,500	Boiron SA	833,909
528,005	Cantel Medical Corp.	28,338,028
24,000	Cardica Inc.†	11,976
95,100	Cardiovascular Systems Inc.†	2,515,395
62,500	Cepheid Inc.†	3,821,875
123,525	Cogentix Medical Inc.†	200,111
350,000	Cutera Inc.†	5,418,000
3,500	DexCom Inc.†	279,930
77,500	Electromed Inc.†	143,375
213,777	Exactech Inc.†	4,452,975
200,000	Exelixis Inc.†	752,000
44,200	Genesis Healthcare Inc.†	291,720
212,628	Harvard Bioscience Inc.†	1,211,980
39,000	Heska Corp.†	1,157,910
4,022	ICU Medical Inc.†	384,745
633,835	InfuSystems Holdings Inc.†	2,021,934
181,617	IntriCon Corp.†	1,329,436
221,970	Invacare Corp.	4,801,211
503,209	Liberator Medical Holdings Inc.	1,142,284
138,000	Meridian Bioscience Inc.	2,572,320
125,750	Neogen Corp.†	5,965,580
181,407	NeoGenomics Inc.†	981,412
193,034	Nutraceutical International Corp.†	4,775,661
44,612	Omnicell Inc.†	1,682,319
50,000	OPKO Health Inc.†	804,000
42,200	Orthofix International NV†	1,397,664
110,991	Pain Therapeutics Inc.†	192,014
20,000	PhotoMedex Inc.†	27,200
2,500	PreMD Inc.†	0
147,061	Quidel Corp.†	3,375,050
68,000	RTI Surgical Inc.†	439,280
213,900	Special Diversified Opportunities Inc.†	248,124
271,292	SurModics Inc.†	6,353,659
101,249	Syneron Medical Ltd.†	1,075,264
2,000	Targanta Therapeutics Corp., Escrow†	640
5,000	Titan Medical Inc.†	6,450
137,000	Trinity Biotech plc, ADR	2,474,220
74,700	United-Guardian Inc.	1,426,770
5,174	Utah Medical Products Inc.	308,526
20,000	Vascular Solutions Inc.†	694,400
330,000	Zealand Pharma A/S†	5,449,125

		108,944,071

	Hotels and Gaming — 2.3%
71,800	Boyd Gaming Corp.†	1,073,410
70,040	Churchill Downs Inc.	8,758,502
140,484	Dover Downs Gaming & Entertainment Inc.†	130,650
125,000	Eldorado Resorts Inc.†	977,500
14,000	Empire Resorts Inc.†	71,260
200,807	Full House Resorts Inc.†	335,348
26,100	Isle of Capri Casinos Inc.†	473,715
396,301	Lakes Entertainment Inc.†	3,598,413
602,891	Morgans Hotel Group Co.†	4,063,485
55,000	Pinnacle Entertainment Inc.†	2,050,400
9,000	Ryman Hospitality Properties Inc.	477,990

Shares		Market Value

383,820	The Marcus Corp.	$7,361,668

		29,372,341

	Machinery — 2.3%
300,060	Astec Industries Inc.	12,548,509
12,000	Bolzoni SpA	46,556
6,300	DMG MORI SEIKI AG	227,247
12,200	DXP Enterprises Inc.†	567,300
327,122	Gencor Industries Inc.†	3,163,270
135,000	Global Power Equipment Group Inc.	1,047,600
6,000	Hardinge Inc.	59,100
152,009	Key Technology Inc.†	2,006,519
15,664	Lindsay Corp.	1,377,022
49,300	Tennant Co.	3,221,262
44,400	The Middleby Corp.†	4,983,012

		29,247,397

	Manufactured Housing and Recreational Vehicles — 0.6%
57,000	Cavco Industries Inc.†	4,300,080
137,000	Nobility Homes Inc.†	1,400,825
47,796	Skyline Corp.†	140,520
61,000	Winnebago Industries Inc.	1,438,990

		7,280,415

	Metals and Mining — 1.3%
80,000	5N Plus Inc.†	77,502
10,000	Alkane Resources Ltd.†	2,122
178,800	Materion Corp.	6,302,700
25,000	Molycorp Inc.†	2,263
820,000	Osisko Gold Royalties Ltd.	10,320,576
900,000	Tanami Gold NL†	19,790

		16,724,953

	Paper and Forest Products — 0.3%
24,198	Keweenaw Land Association Ltd.†	2,323,008
155,000	Wausau Paper Corp.	1,422,900

		3,745,908

	Publishing — 1.8%
10,000	Cambium Learning Group Inc.†	42,700
420,000	Il Sole 24 Ore SpA†	330,576
322,367	Journal Media Group Inc.	2,672,422
900,125	The E.W. Scripps Co., Cl. A	20,567,846

		23,613,544

	Real Estate — 1.7%
200,000	Ambase Corp.†	518,000
8,000	Bresler & Reiner Inc.†	6,400
83,500	Capital Properties Inc., Cl. A†	1,085,500
100,000	Cohen & Steers Inc.	3,408,000
46,135	DGT Holdings Corp.†	831,583
9,500	FRP Holdings Inc.†	308,085
187,108	Griffin Industrial Realty Inc.	5,994,940
9,742	Gyrodyne Special Distribution, LLC†	201,659
7,300	Holobeam Inc.†	321,200
359,623	Reading International Inc., Cl. A†	4,980,779
67,181	Reading International Inc., Cl. B†	940,534
2,508	Royalty LLC	1,020
115,000	Tejon Ranch Co.†	2,956,650

		21,554,350

	Restaurants — 1.9%
25,159	Biglari Holdings Inc.†	10,409,536
76,000	Denny’s Corp.†	882,360
99,203	Famous Dave’s of America Inc.†	1,989,020
21,000	Jamba Inc.†	325,290
207,234	Nathan’s Famous Inc.	7,680,092
55,000	The Cheesecake Factory Inc.	2,999,425

		24,285,723

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail — 2.6%
49,000	Aaron’s Inc.	$1,774,290
270,000	Big 5 Sporting Goods Corp.	3,836,700
30,000	Destination XL Group Inc.†	150,300
60,496	Ethan Allen Interiors Inc.	1,593,465
154,100	EVINE Live Inc.†	414,529
187,700	Ingles Markets Inc., Cl. A	8,966,429
293,800	Krispy Kreme Doughnuts Inc.†	5,658,588
59,000	La-Z-Boy Inc.	1,554,060
15,000	Movado Group Inc.	407,400
35,000	Pier 1 Imports Inc.	442,050
252,000	Roundy’s Inc.†	816,480
29,605	Rush Enterprises Inc., Cl. A†	775,947
104,005	Rush Enterprises Inc., Cl. B†	2,496,120
6,000	SpartanNash Co.	195,240
616,755	The Bon-Ton Stores Inc.	2,849,408
40,581	Village Super Market Inc., Cl. A	1,286,012
608	Winmark Corp.	59,888

		33,276,906

	Semiconductors — 0.6%
236,160	Cascade Microtech Inc.†	3,595,536
185,100	Entegris Inc.†	2,696,907
93,700	IXYS Corp.	1,433,610

		7,726,053

	Specialty Chemicals — 2.4%
85,000	Chemtura Corp.†	2,406,350
1,203,000	Ferro Corp.†	20,186,340
267,226	General Chemical Group Inc.†(a)	14,697
152,006	Hawkins Inc.	6,139,522
2,000	KMG Chemicals Inc.	50,880
4,000	Minerals Technologies Inc.	272,520
39,000	Navigator Holdings Ltd.†	738,660
260,000	OMNOVA Solutions Inc.†	1,947,400

		31,756,369

	Telecommunications — 2.5%
74,200	Atlantic Tele-Network Inc.	5,125,736
1,300,048	Cincinnati Bell Inc.†	4,966,183
46,801	Consolidated Communications Holdings Inc.	983,289
20,000	Frequency Electronics Inc.†	225,600
714,117	HC2 Holdings Inc.†	6,391,347
652	Horizon Telecom Inc., Cl. B†	10,504
95,000	Ixia†	1,181,800
56,000	New ULM Telecom Inc.	413,840
750,000	NII Holdings Inc.†	15,000
4,100	North State Telecommunications Corp., Cl. A	279,825
511,335	ORBCOMM Inc.†	3,451,511
69,535	PC-Tel Inc.	499,261
7,788	Preformed Line Products Co.	293,763
248,000	Shenandoah Telecommunications Co.	8,489,040

		32,326,699

	Transportation — 0.2%
120,700	Dakota Plains Holdings Inc.†	143,633
7,000	Patriot Transportation Holding Inc.†	172,550
8,200	PHI Inc.†	299,546
126,308	Providence and Worcester Railroad Co.	2,190,181
1	Trailer Bridge Inc.†	465

		2,806,375

	TOTAL COMMON STOCKS	1,064,670,971

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG	1,355,437

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.2%
	Diversified Industrial — 0.2%
88,937	Sevcon Inc., 4.000%, Ser. A	$2,705,464

	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003 †	13,885

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,719,349

	RIGHTS — 0.0%
	Health Care — 0.0%
300,000	Adolor Corp., CPR, expire 07/01/19†	156,000
1,042,619	BioScrip Inc., expire 08/01/15†	0
400,000	Sanofi, CVR, expire 12/31/20†	280,000
200,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	106,000

	TOTAL RIGHTS	542,000

	WARRANTS — 0.0%
	Real Estate — 0.0%
15,170	Tejon Ranch Co., expire 08/31/16†	7,492

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0

		0

	TOTAL WARRANTS	7,492

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$ 40,860	Capital Properties Inc., 5.000%, 12/31/22	$40,043
108,079	Gyrodyne Co. of America Inc., Sub. Deb., 5.000%, 06/30/17	108,079

	TOTAL CORPORATE BONDS	148,122

	U.S. GOVERNMENT OBLIGATIONS — 17.5%
226,139,000	U.S. Treasury Bills, 0.000% to 0.145%††, 07/09/15 to 12/24/15	226,127,064

TOTAL INVESTMENTS — 100.0% (Cost $942,404,396)	$1,295,570,435

Aggregate tax cost	$945,882,960

Gross unrealized appreciation	$400,280,745
Gross unrealized depreciation	(50,593,270)

Net unrealized appreciation/depreciation	$349,687,475

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.4%
	Aerospace — 1.8%
11,400	Hexcel Corp.	$567,036

	Automotive: Parts and Accessories — 0.0%
402	Remy International, Inc.	8,888

	Building and Construction — 5.6%
18,800	Builders FirstSource Inc.†	241,392
7,150	Dycom Industries Inc.†	420,778
9,300	EMCOR Group Inc.	444,261
7,500	MasTec Inc.†	149,025
15,400	MYR Group Inc.†	476,784

		1,732,240

	Business Services — 8.0%
15,450	ABM Industries Inc.	507,834
16,700	Checkpoint Systems Inc.	170,006
9,550	Convergys Corp.	243,430
13,750	FTI Consulting Inc.†	567,050
1,600	G & K Services Inc., Cl. A	110,624
6,750	KAR Auction Services Inc.	252,450
7,400	McGrath RentCorp	225,182
21,450	PRGX Global Inc.†	94,166
10,400	The Brink’s Co.	306,072

		2,476,814

	Computer Hardware — 1.6%
35,000	QLogic Corp.†	496,650

	Computer Software and Services — 5.9%
7,500	Bottomline Technologies Inc.†	208,575
13,500	Constant Contact Inc.†	388,260
16,500	Covisint Corp.†	53,955
11,800	Guidance Software Inc.†	99,946
5,000	Heartland Payment Systems Inc.	270,250
7,300	NetScout Systems Inc.†	267,691
13,100	Progress Software Corp.†	360,250
3,900	PTC Inc.†	159,978

		1,808,905

	Consumer Products — 0.6%
5,300	Hanesbrands Inc.	176,596

	Diversified Industrial — 5.2%
5,500	Badger Meter Inc.	349,195
4,250	Barnes Group Inc.	165,708
12,360	Columbus McKinnon Corp.	309,000
11,800	Furmanite Corp.†	95,816
2,538	Griffon Corp.	40,405
3,900	Itron Inc.†	134,316
5,650	Kennametal Inc.	192,778
6,000	Sealed Air Corp.	308,280

		1,595,498

	Electronics — 4.4%
3,100	Avnet Inc.	127,441
36,250	Electro Scientific Industries Inc.	191,038
6,500	Knowles Corp.†	117,650
28,700	Newport Corp.†	544,152
10,350	Vishay Intertechnology Inc.	120,888
4,700	Woodward Inc.	258,453

		1,359,622

	Energy and Utilities — 8.7%
10,800	C&J Energy Services Ltd.†	142,560
6,300	Carrizo Oil & Gas Inc.†	310,212
24,400	Energy XXI Bermuda Ltd.	64,172
6,200	Gulfport Energy Corp.†	249,550
14,000	Matador Resources Co.†	350,000
8,350	Matrix Service Co.†	152,638
23,900	Newpark Resources Inc.†	194,307
37,100	Patterson-UTI Energy Inc.	698,037

Shares		Market Value

23,000	Rosetta Resources Inc.†	$532,220

		2,693,696

	Entertainment — 0.5%
10,200	World Wrestling Entertainment Inc., Cl. A	168,300

	Equipment and Supplies — 2.2%
2,800	CIRCOR International Inc.	152,684
7,600	Crown Holdings Inc.†	402,116
7,600	Titan Machinery Inc.†	111,948

		666,748

	Financial Services — 21.6%
6,300	BankUnited Inc.	226,359
8,350	BBCN Bancorp Inc.	123,497
9,598	Beneficial Bancorp Inc.†	119,879
3,200	Berkshire Hills Bancorp Inc.	91,136
7,400	Boston Private Financial Holdings Inc.	99,234
8,350	Brown & Brown Inc.	274,381
8,600	Cardinal Financial Corp.	187,394
13,700	CoBiz Financial Inc.	179,059
6,800	Columbia Banking System Inc.	221,272
2,700	Financial Institutions Inc.	67,068
10,100	Flushing Financial Corp.	212,201
2,650	FNF Group	98,024
1,749	FNFV Group†	26,900
7,900	Glacier Bancorp Inc.	232,418
12,200	Heritage Commerce Corp.	117,242
8,384	Hudson Valley Holding Corp.	236,513
62,350	Investors Bancorp Inc.	766,905
23,700	LegacyTexas Financial Group Inc.	715,740
3,250	OceanFirst Financial Corp.	60,613
10,450	OFG Bancorp	111,502
5,300	Oritani Financial Corp.	85,065
6,000	Southwest Bancorp Inc.	111,660
3,500	Square 1 Financial Inc., Cl. A†	95,725
7,200	State Bank Financial Corp.	156,240
8,609	Sterling Bancorp	126,552
12,900	Stifel Financial Corp.†	744,846
10,000	TrustCo Bank Corp NY	70,300
5,450	Umpqua Holdings Corp.	98,046
27,300	United Financial Bancorp Inc.	367,185
8,900	Washington Federal Inc.	207,815
6,200	Washington Trust Bancorp Inc.	244,776
9,100	Waterstone Financial Inc.	120,120
9,800	Xenith Bankshares Inc.†	58,898

		6,654,565

	Health Care — 5.3%
6,350	AngioDynamics Inc.†	104,140
30,200	BioScrip Inc.†	109,626
1,600	ICU Medical Inc.†	153,056
3,850	Omnicell Inc.†	145,184
12,450	Patterson Companies Inc.	605,693
3,500	STERIS Corp.	225,540
1,300	Thoratec Corp.†	57,941
4,500	VCA Inc.†	244,823

		1,646,003

	Machinery — 1.0%
16,800	Briggs & Stratton Corp.	323,568

	Metals and Mining — 1.2%
9,450	Carpenter Technology Corp.	365,526

	Retail — 6.6%
25,650	American Eagle Outfitters Inc.	441,693
13,500	Big 5 Sporting Goods Corp.	191,835
19,850	Ethan Allen Interiors Inc.	522,849
8,800	Haverty Furniture Companies Inc.	190,256
2,700	Penske Automotive Group Inc.	140,697
12,300	Pier 1 Imports Inc.	155,349

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
14,900	Rush Enterprises Inc., Cl. A†	$390,529

		2,033,208

	Semiconductors — 8.1%
6,300	Cabot Microelectronics Corp.†	296,793
12,900	Cascade Microtech Inc.†	196,403
6,500	Cypress Semiconductor Corp.	76,440
41,900	Entegris Inc.†	610,483
34,300	FormFactor Inc.†	315,560
27,400	Intersil Corp., Cl. A	342,774
43,900	ON Semiconductor Corp.†	513,191
8,700	Ultratech Inc.†	161,472

		2,513,116

	Specialty Chemicals — 0.8%
8,400	Chemtura Corp.†	237,804

	Telecommunications — 3.3%
3,250	Atlantic Tele-Network Inc.	224,510
121,000	Extreme Networks Inc.†	325,490
16,800	Ixia†	208,992
21,500	Polycom Inc.†	245,960

		1,004,952

	TOTAL COMMON STOCKS	28,529,735

	RIGHTS — 0.0%
	Health Care — 0.0%
30,200	BioScrip Inc., expire 08/01/15†	0

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 7.6%
$2,350,000	U.S. Treasury Bills,
	0.000% to 0.050%††,
	07/23/15 to 11/05/15	$2,349,981

	TOTAL INVESTMENTS — 100.0%
	(Cost $24,159,547)	$30,879,716

	Aggregate tax cost	$24,413,504

	Gross unrealized appreciation	$8,185,780
	Gross unrealized depreciation	(1,719,568)

	Net unrealized appreciation/depreciation	$6,466,212

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.4%
	FINANCIALS — 19.1%
	Banks — 4.3%
3,151	BankUnited Inc.	$113,215
5,226	Regions Financial Corp.	54,141
2,289	Zions Bancorporation	72,641

		239,997

	Diversified Financials — 4.4%
342	Affiliated Managers Group Inc.†	74,761
1,059	Financial Engines Inc.	44,986
2,227	Invesco Ltd.	83,490
1,946	WisdomTree Investments Inc.	42,744

		245,981

	Insurance — 4.1%
608	ACE Ltd.	61,822
2,237	HCC Insurance Holdings Inc.	171,891

		233,713

	Real Estate — 6.3%
1,026	American Tower Corp.	95,716
3,452	CBRE Group Inc., Cl. A†	127,724
2,060	Corrections Corp. of America	68,145
1,698	Gaming and Leisure Properties Inc.	62,249

		353,834

	TOTAL FINANCIALS	1,073,525

	CONSUMER DISCRETIONARY — 16.2%
	Consumer Durables — 1.2%
1,740	Toll Brothers Inc.†	66,451

	Consumer Services — 2.2%
1,067	Hyatt Hotels Corp., Cl. A†	60,488
1,180	Norwegian Cruise Line Holdings Ltd.†	66,127

		126,615

	Media — 6.5%
2,700	Discovery Communications Inc., Cl. C†	83,916
413	Liberty Broadband Corp., Cl. C†	21,129
2,155	Liberty Global plc, Cl. C†	109,108
1,292	Liberty Media Corp., Cl. C†	46,383
2,256	Manchester United plc, Cl. A†	40,292
29	Netflix Inc.†	19,051
693	Omnicom Group Inc.	48,157

		368,036

	Retailing — 6.3%
367	Bed Bath & Beyond Inc.†	25,316
802	Burlington Stores Inc.†	41,062
1,632	Ethan Allen Interiors Inc.	42,987
381	O’Reilly Automotive Inc.†	86,098
1,080	United Natural Foods Inc.†	68,774
1,379	Urban Outfitters Inc.†	48,265
3,102	zulily Inc., Cl. A†	40,450

		352,952

	TOTAL CONSUMER DISCRETIONARY	914,054

	INDUSTRIALS — 15.8%
	Capital Goods — 8.2%
361	Cummins Inc.	47,360
1,863	Fortune Brands Home & Security Inc.	85,363
1,545	Hexcel Corp.	76,848
960	MSC Industrial Direct Co. Inc., Cl. A	66,979
3,624	Quanta Services Inc.†	104,444
3,278	Rexnord Corp.†	78,377

		459,371

	Commercial and Professional Services — 6.4%
1,051	Bright Horizons Family Solutions Inc.†	60,748
608	IHS Inc., Cl. A†	78,207

Shares		Market Value

2,247	Nielsen NV	$100,598
3,783	Steelcase Inc., Cl. A	71,537
371	Stericycle Inc.†	49,681

		360,771

	Transportation — 1.2%
1,438	Expeditors International of Washington Inc.	66,299

	TOTAL INDUSTRIALS	886,441

	INFORMATION TECHNOLOGY — 14.4%
	Software and Services — 12.0%
2,826	Activision Blizzard Inc.	68,418
3,297	Cornerstone OnDemand Inc.†	114,736
7,776	Covisint Corp.†	25,428
372	Equinix Inc.	94,488
4,850	Fortinet Inc.†	200,451
602	MercadoLibre Inc.	85,303
503	Mobileye NV†	26,745
847	Splunk Inc.†	58,968

		674,537

	Technology Hardware and Equipment — 2.4%
898	Stratasys Ltd.†	31,367
1,172	Synaptics Inc.†	101,653

		133,020

	TOTAL INFORMATION TECHNOLOGY	807,557

	HEALTH CARE — 13.8%
	Health Care Equipment and Services — 3.7%
2,966	Castlight Health Inc., Cl. B†	24,143
1,506	Insulet Corp.†	46,663
467	Laboratory Corp. of America Holdings†	56,610
551	Universal Health Services Inc., Cl. B	78,297

		205,713

	Pharmaceuticals, Biotechnology, and Life Sciences — 10.1%
570	Alexion Pharmaceuticals Inc.†	103,039
5,414	Exact Sciences Corp.†	161,012
327	Illumina Inc.†	71,404
847	Incyte Corp. Ltd.†	88,266
161	Mettler-Toledo International Inc.†	54,975
745	Vertex Pharmaceuticals Inc.†	91,993

		570,689

	TOTAL HEALTH CARE	776,402

	ENERGY — 4.6%
	Energy — 4.6%
1,042	Antero Resources Corp.†	35,782
1,063	Cameron International Corp.†	55,669
518	Pioneer Natural Resources Co.	71,841
1,068	Range Resources Corp.	52,738
3,423	Weatherford International plc†	42,000

	TOTAL ENERGY	258,030

	CONSUMER STAPLES — 3.2%
	Food and Beverage — 3.2%
1,948	Coca-Cola Enterprises Inc.	84,621
337	McCormick & Co. Inc., Non-Voting	27,280
756	Mead Johnson Nutrition Co.	68,206

	TOTAL CONSUMER STAPLES	180,107

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	MATERIALS — 2.8%
	Materials — 2.8%
1,283	Cytec Industries Inc.	$77,660
720	Ecolab Inc.	81,410

	TOTAL MATERIALS	159,070

	UTILITIES — 2.5%
	Utilities — 2.5%
3,238	ITC Holdings Corp.	104,199
2,902	The AES Corp.	38,481

	TOTAL UTILITIES	142,680

	TOTAL COMMON STOCKS	5,197,866

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 7.6%
$ 425,000	U.S. Treasury Bills,
	0.015% to 0.075%††,
	07/02/15 to 12/17/15	$424,966

	TOTAL INVESTMENTS — 100.0%
	(Cost $5,052,043)	$5,622,832

	Aggregate tax cost	$5,054,758

	Gross unrealized appreciation	$828,125
	Gross unrealized depreciation	(260,051)
	Net unrealized appreciation/depreciation	$568,074

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Income Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.4%
	Agriculture — 0.5%
1,000	Archer Daniels Midland Co.	$48,220

	Automotive — 3.5%
5,000	General Motors Co.	166,650
6,500	Navistar International Corp.†	147,095

		313,745

	Communications Equipment — 2.2%
7,000	Cisco Systems Inc.	192,220

	Computer Hardware — 5.9%
4,200	Apple Inc.	526,785

	Computer Software and Services — 2.4%
1,000	eBay Inc.†	60,240
300	Google Inc., Cl. C†	156,153

		216,393

	Consumer Staples — 1.4%
3,000	Mondelēz International Inc., Cl. A	123,420

	Diversified Industrial — 4.4%
7,000	General Electric Co.	185,990
2,000	Honeywell International Inc.	203,940

		389,930

	Electronics — 2.7%
8,000	Intel Corp.	243,320

	Energy and Utilities: Integrated — 0.5%
1,334	FirstEnergy Corp.	43,422

	Energy and Utilities: Natural Gas — 1.5%
6,000	CONSOL Energy Inc.	130,440

	Energy and Utilities: Oil — 5.5%
500	Apache Corp.	28,815
1,000	Chevron Corp.	96,470
1,500	ConocoPhillips	92,115
1,600	Devon Energy Corp.	95,184
2,250	Phillips 66	181,260

		493,844

	Energy and Utilities: Services — 3.0%
2,000	Halliburton Co.	86,140
1,500	Noble Corp. plc	23,085
13,000	Weatherford International plc†	159,510

		268,735

	Financial Services — 20.8%
2,200	American Express Co.	170,984
5,000	American International Group Inc.	309,100
4,000	Bank of America Corp.	68,080
3,500	Citigroup Inc.	193,340
2,800	CME Group Inc.	260,568
3,400	JPMorgan Chase & Co.	230,384
4,200	The Blackstone Group LP	171,654
4,000	U.S. Bancorp	173,600
5,000	Wells Fargo & Co.	281,200

		1,858,910

	Food and Beverage — 2.3%
2,000	General Mills Inc.	111,440
1,000	PepsiCo Inc.	93,340

		204,780

Shares		Market Value
	Health Care — 15.9%
1,500	AbbVie Inc.	$100,785
3,015	Baxter International Inc.	210,839
1,783	Bristol-Myers Squibb Co.	118,641
1,000	Eli Lilly & Co.	83,490
1,000	Gilead Sciences Inc.	117,080
1,500	Johnson & Johnson	146,190
3,500	Merck & Co. Inc.	199,255
7,764	Pfizer Inc.	260,327
3,774	Zoetis Inc.	181,982

		1,418,589

	Machinery — 2.1%
5,000	Xylem Inc.	185,350

	Media — 1.9%
5,200	Twenty-First Century Fox Inc., Cl. A	169,234

	Metals and Mining — 2.9%
5,000	Barrick Gold Corp.	53,300
7,000	Freeport-McMoRan Inc.	130,340
3,000	Newmont Mining Corp.	70,080

		253,720

	Paper and Forest Products — 2.5%
4,700	International Paper Co.	223,673

	Real Estate Investment Trusts — 1.2%
5,000	Starwood Property Trust Inc.	107,850

	Retail — 5.1%
7,000	Best Buy Co. Inc.	228,270
2,000	The Home Depot Inc.	222,260

		450,530

	Specialty Chemicals — 2.5%
2,200	E. I. du Pont de Nemours and Co.	140,690
2,000	H.B. Fuller Co.	81,240

		221,930

	Telecommunications — 1.7%
3,315	Verizon Communications Inc.	154,512

	TOTAL COMMON STOCKS	8,239,552

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.6%
$680,000	U.S. Treasury Bills,
	0.000% to 0.125%††,
	07/23/15 to 12/17/15	679,974

	TOTAL INVESTMENTS — 100.0%
	(Cost $7,192,133)	$8,919,526

	Aggregate tax cost	$7,192,133

	Gross unrealized appreciation	$2,226,365
	Gross unrealized depreciation	(498,972)

	Net unrealized appreciation/depreciation	$1,727,393

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Equity Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 94.9%
	Aerospace — 5.5%
12,700	Raytheon Co.	$1,215,136
8,800	The Boeing Co.	1,220,736
11,400	United Technologies Corp.	1,264,602

		3,700,474

	Automotive: Parts and Accessories — 1.9%
22,700	BorgWarner Inc.	1,290,268

	Banking — 14.0%
117,700	Bank of America Corp.	2,003,254
18,000	Capital One Financial Corp.	1,583,460
21,800	CIT Group Inc.	1,013,482
34,884	JPMorgan Chase & Co.	2,363,740
44,600	Wells Fargo & Co.	2,508,304

		9,472,240

	Business Services — 1.5%
5,900	FedEx Corp.	1,005,360

	Cable and Satellite — 4.3%
16,500	AMC Networks Inc., Cl. A†	1,350,525
26,100	Comcast Corp., Cl. A	1,569,654

		2,920,179

	Computer Hardware — 2.6%
14,000	Apple Inc.	1,755,950

	Computer Software and Services — 4.3%
11,750	DST Systems Inc.	1,480,265
24,000	eBay Inc.†	1,445,760

		2,926,025

	Consumer Products — 3.6%
20,700	Colgate-Palmolive Co.	1,353,987
23,700	Garmin Ltd.	1,041,141

		2,395,128

	Diversified Industrial — 2.0%
13,300	Honeywell International Inc.	1,356,201

	Electronics — 1.0%
9,900	WESCO International Inc.†	679,536

	Energy and Energy Services — 1.6%
12,100	EOG Resources Inc.	1,059,355

	Energy: Integrated — 3.7%
13,000	NextEra Energy Inc.	1,274,390
26,600	WEC Energy Group Inc.	1,196,202

		2,470,592

	Energy: Natural Gas — 0.7%
6,200	EQT Corp.	504,308

	Energy: Oil — 4.7%
12,600	Chevron Corp.	1,215,522
15,000	Exxon Mobil Corp.	1,248,000
9,010	Occidental Petroleum Corp.	700,708

		3,164,230

	Entertainment — 3.9%
16,200	Time Warner Inc.	1,416,042

Shares		Market Value

18,700	Viacom Inc., Cl. B	$1,208,768

		2,624,810

	Financial Services — 6.3%
25,500	American International Group Inc.	1,576,410
36,900	Invesco Ltd.	1,383,381
31,100	The Hartford Financial Services Group Inc.	1,292,827

		4,252,618

	Food and Beverage — 6.9%
19,500	General Mills Inc.	1,086,540
19,700	McCormick & Co. Inc., Non-Voting	1,594,715
7,100	PepsiCo Inc.	662,714
12,000	The J.M. Smucker Co.	1,300,920

		4,644,889

	Health Care — 14.1%
30,000	Abbott Laboratories	1,472,400
10,900	Aetna Inc.	1,389,314
14,100	Becton, Dickinson and Co.	1,997,265
15,675	Cardinal Health Inc.	1,311,214
8,900	Cigna Corp.	1,441,800
19,100	Johnson & Johnson	1,861,486

		9,473,479

	Retail — 3.9%
6,500	Simon Property Group Inc.	1,124,630
13,400	The Home Depot Inc.	1,489,142

		2,613,772

	Semiconductors — 1.1%
7,400	Skyworks Solutions Inc.	770,340

	Telecommunications — 5.6%
44,500	Amdocs Ltd.	2,429,255
28,500	Verizon Communications Inc.	1,328,385

		3,757,640

	Transportation — 1.7%
12,000	Union Pacific Corp.	1,144,440

	TOTAL COMMON STOCKS	63,981,834

	SHORT TERM INVESTMENT — 5.1%
	Mutual Fund — 5.1%
3,424,010	Dreyfus Cash Management, 0.030%*	3,424,009

	TOTAL INVESTMENTS — 100.0% (Cost $54,494,537)	$67,405,843

	Aggregate tax cost	$54,494,537

	Gross unrealized appreciation	$13,812,683
	Gross unrealized depreciation	(901,377)

	Net unrealized appreciation/depreciation	$12,911,306

†	Non-income producing security.
*	Current yield.

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 63.5%
	Aerospace — 3.7%
9,500	Raytheon Co.	$908,960
6,200	The Boeing Co.	860,064
8,200	United Technologies Corp.	909,626

		2,678,650

	Automotive: Parts and Accessories — 1.3%
16,000	BorgWarner Inc.	909,440

	Banking — 9.7%
87,400	Bank of America Corp.	1,487,548
13,100	Capital One Financial Corp.	1,152,407
19,900	CIT Group Inc.	925,151
24,096	JPMorgan Chase & Co.	1,632,745
32,000	Wells Fargo & Co.	1,799,680

		6,997,531

	Business Services — 1.0%
4,200	FedEx Corp.	715,680

	Cable and Satellite — 2.9%
13,300	AMC Networks Inc., Cl. A†	1,088,605
16,900	Comcast Corp., Cl. A	1,016,366

		2,104,971

	Computer Hardware — 1.8%
10,150	Apple Inc.	1,273,064

	Computer Software and Services — 2.8%
8,250	DST Systems Inc.	1,039,335
16,200	eBay Inc.†	975,888

		2,015,223

	Consumer Products — 2.2%
14,200	Colgate-Palmolive Co.	928,822
15,600	Garmin Ltd.	685,308

		1,614,130

	Diversified Industrial — 1.4%
9,525	Honeywell International Inc.	971,264

	Electronics — 0.7%
7,000	WESCO International Inc.†	480,480

	Energy and Energy Services — 1.2%
10,000	EOG Resources Inc.	875,500

	Energy: Integrated — 2.7%
9,800	NextEra Energy Inc.	960,694
21,300	WEC Energy Group Inc.	957,861

		1,918,555

	Energy: Natural Gas — 0.6%
5,400	EQT Corp.	439,236

	Energy: Oil — 3.2%
9,000	Chevron Corp.	868,230
10,800	Exxon Mobil Corp.	898,560
6,400	Occidental Petroleum Corp.	497,728

		2,264,518

	Entertainment — 2.6%
11,700	Time Warner Inc.	1,022,697
13,400	Viacom Inc., Cl. B	866,176

		1,888,873

	Financial Services — 4.2%
17,600	American International Group Inc.	1,088,032
23,700	Invesco Ltd.	888,513
25,000	The Hartford Financial Services Group Inc.	1,039,250

		3,015,795

Shares		Market Value
	Food and Beverage — 4.4%
12,700	General Mills Inc.	$707,644
13,100	McCormick & Co. Inc., Non-Voting	1,060,445
5,200	PepsiCo Inc.	485,368
8,600	The J.M. Smucker Co.	932,326

		3,185,783

	Health Care — 9.4%
22,800	Abbott Laboratories	1,119,024
7,600	Aetna Inc.	968,696
10,100	Becton, Dickinson and Co.	1,430,665
10,850	Cardinal Health Inc.	907,602
6,100	Cigna Corp.	988,200
13,800	Johnson & Johnson	1,344,948

		6,759,135

	Retail — 2.5%
4,700	Simon Property Group Inc.	813,194
8,600	The Home Depot Inc.	955,718

		1,768,912

	Semiconductors — 0.8%
5,300	Skyworks Solutions Inc.	551,730

	Telecommunications — 3.3%
26,500	Amdocs Ltd.	1,446,635
20,500	Verizon Communications Inc.	955,505

		2,402,140

	Transportation — 1.1%
8,300	Union Pacific Corp.	791,571

	TOTAL COMMON STOCKS	45,622,181

Principal Amount

	CORPORATE BONDS — 21.3%
	Banking — 4.0%
$750,000	Barclays Bank plc, Ser. 1,
	5.000%, 09/22/16	785,084
750,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	859,659
600,000	The Goldman Sachs Group Inc., MTN,
	3.850%, 07/08/24	600,159
600,000	Wells Fargo & Co., MTN,
	3.500%, 03/08/22	616,874

		2,861,776

	Computer Hardware — 1.6%
500,000	EMC Corp.,
	3.375%, 06/01/23	501,295
650,000	International Business Machines Corp.,
	2.900%, 11/01/21	661,249

		1,162,544

	Consumer Products — 1.8%
500,000	Colgate-Palmolive Co., MTN,
	2.100%, 05/01/23	472,810
800,000	Costco Wholesale Corp.,
	1.700%, 12/15/19	791,970

		1,264,780

	Diversified Industrial — 1.1%
800,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	808,761

See accompanying notes to schedule of investments.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS (Continued)
	Electronics — 2.2%
$1,000,000	Intel Corp.,
	3.300%, 10/01/21	$1,044,628
500,000	Texas Instruments Inc.,
	1.650%, 08/03/19	493,241

		1,537,869

	Energy: Oil — 4.1%
1,000,000	Anadarko Petroleum Corp.,
	5.950%, 09/15/16	1,055,221
500,000	Marathon Oil Corp.,
	5.900%, 03/15/18	549,440
800,000	Occidental Petroleum Corp.,
	2.700%, 02/15/23	774,402
500,000	XTO Energy Inc.,
	6.500%, 12/15/18	582,899

		2,961,962

	Financial Services — 2.5%
600,000	Capital One Financial Corp.,
	3.750%, 04/24/24	598,350
600,000	Morgan Stanley, GMTN,
	3.700%, 10/23/24	598,270
600,000	The PNC Financial Services Group Inc., STEP,
	2.854%, 11/09/22	588,576

		1,785,196

	Health Care — 2.5%
600,000	Aetna Inc.,
	3.500%, 11/15/24	589,328
600,000	Amgen Inc.,
	3.450%, 10/01/20	621,473
600,000	CVS Health Corp.,
	3.375%, 08/12/24	590,666

		1,801,467

	Transportation — 1.5%
1,000,000	Burlington Northern Santa Fe LLC,
	5.650%, 05/01/17	1,078,328

	TOTAL CORPORATE BONDS	15,262,683

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.2%
	Federal Home Loan Mortgage Corp. — 4.7%
1,500,000	3.750%, 03/27/19	1,630,215
600,000	1.750%, 05/30/19	606,873
1,100,000	2.375%, 01/13/22	1,114,389

		3,351,477

	Federal National Mortgage Association — 1.5%
1,100,000	2.625%, 09/06/24	1,101,764

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	4,453,241

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 5.5%
	U.S. Treasury Inflation Indexed Notes — 1.5%
$991,800	2.125%, 01/15/19	$1,080,210

	U.S. Treasury Notes — 4.0%
1,000,000	3.625%, 08/15/19	1,088,672
750,000	3.375%, 11/15/19	809,766
1,000,000	2.250%, 11/15/24	993,984

		2,892,422

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,972,632

Shares
	SHORT TERM INVESTMENT — 3.5%
	Mutual Fund — 3.5%
2,514,074	Dreyfus Cash Management, 0.030%*	2,514,074

	TOTAL INVESTMENTS — 100.0% (Cost $61,339,001)	$71,824,811

	Aggregate tax cost	$61,299,611

	Gross unrealized appreciation	$11,314,780
	Gross unrealized depreciation	(789,580)

	Net unrealized appreciation/depreciation	$10,525,200

†	Non-income producing security.
*	Current yield.
GMTN	Global Medium Term Note
MTN	Medium Term Note
STEP	Step coupon security. The rate disclosed is that in effect at June 30, 2015

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — June 30, 2015 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 66.9%
	Aerospace — 3.3%
$ 200,000	The Boeing Co.,
	6.000%, 03/15/19	$228,621
400,000	United Technologies Corp.,
	3.100%, 06/01/22	403,554

		632,175

	Banking — 10.9%
400,000	Bank of America Corp., MTN,
	3.300%, 01/11/23	394,585
225,000	Barclays Bank plc, Ser. 1,
	5.000%, 09/22/16	235,525
200,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	229,242
400,000	The Bank of New York Mellon Corp., Ser. G,
	2.200%, 05/15/19	401,998
400,000	US Bancorp., MTN,
	2.200%, 04/25/19	404,408
400,000	Wells Fargo & Co.,
	2.125%, 04/22/19	401,789

		2,067,547

	Computer Hardware — 5.7%
300,000	Apple Inc.,
	0.529%, 05/03/18(a)	300,630
400,000	EMC Corp.,
	3.375%, 06/01/23	401,036
360,000	International Business Machines Corp.,
	2.900%, 11/01/21	366,230

		1,067,896

	Computer Software and Services — 2.2%
400,000	Oracle Corp.,
	3.625%, 07/15/23	411,760

	Consumer Products — 4.2%
400,000	Costco Wholesale Corp.,
	1.700%, 12/15/19	395,985
400,000	The Home Depot Inc.,
	2.000%, 06/15/19	401,087

		797,072

	Diversified Industrial — 1.6%
300,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	303,285

	Electronics — 2.8%
200,000	Arrow Electronics Inc.,
	6.000%, 04/01/20	225,050
300,000	Texas Instruments Inc.,
	1.650%, 08/03/19	295,944

		520,994

	Energy and Utilities: Electric — 1.6%
275,000	Dominion Resources Inc.,
	6.400%, 06/15/18	310,314

Principal Amount		Market Value
	Energy and Utilities: Oil — 5.2%
$ 200,000	Anadarko Petroleum Corp.,
	5.950%, 09/15/16	$211,044
125,000	Marathon Oil Corp.,
	5.900%, 03/15/18	137,360
400,000	Murphy Oil Corp.,
	2.500%, 12/01/17	399,487

200,000	XTO Energy Inc.,
	6.500%, 12/15/18	233,160

		981,051

	Financial Services — 12.1%
400,000	Capital One Financial Corp.,
	3.750%, 04/24/24	398,900
400,000	Citigroup Inc.,
	2.500%, 07/29/19	400,972
260,000	International Bank for Reconstruction & Development,
	8.625%, 10/15/16	286,556
400,000	Morgan Stanley, GMTN,
	3.700%, 10/23/24	398,847
400,000	PNC Funding Corp.,
	3.300%, 03/08/22	407,175
400,000	The Goldman Sachs Group Inc., MTN,
	3.850%, 07/08/24	400,106

		2,292,556

	Food and Beverage — 3.1%
275,000	Bottling Group LLC,
	5.125%, 01/15/19	304,955
250,000	Mondelēz International Inc.,
	5.375%, 02/10/20	278,803

		583,758

	Health Care — 6.4%
400,000	Aetna Inc.,
	3.500%, 11/15/24	392,885
400,000	Amgen Inc.,
	3.450%, 10/01/20	414,315
400,000	CVS Health Corp.,
	3.375%, 08/12/24	393,778

		1,200,978

	Semiconductors — 1.9%
350,000	Intel Corp.,
	3.300%, 10/01/21	365,620

	Telecommunications — 4.8%
500,000	AT&T Inc.,
	3.900%, 03/11/24	505,141
400,000	Verizon Communications Inc.,
	3.000%, 11/01/21	395,182

		900,323

	Transportation — 1.1%
200,000	Burlington Northern Santa Fe LLC,
	5.650%, 05/01/17	215,666

	TOTAL CORPORATE BONDS	12,650,995

See accompanying notes to schedule of investments.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — June 30, 2015 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.5%
	Federal Home Loan Bank — 1.4%
$ 250,000	5.375%, 05/18/16, Ser. 656	$261,008

	Federal Home Loan Mortgage Corp. — 12.2%
600,000	3.750%, 03/27/19	652,086
450,000	1.750%, 05/30/19	455,155
600,000	1.375%, 05/01/20	591,749
600,000	2.375%, 01/13/22	607,849

		2,306,839

	Federal National Mortgage Association — 4.7%
275,000	5.375%, 06/12/17	299,609
600,000	2.625%, 09/06/24	600,962

		900,571

	Government National Mortgage Association — 0.2%
7,331	Pool #562288,
	6.000%, 12/15/33	8,567
22,828	Pool #604946,
	5.500%, 01/15/34	26,350

		34,917

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	3,503,335

	U.S. GOVERNMENT OBLIGATIONS — 11.2%
	U.S. Treasury Bonds — 1.1%
150,000	5.375%, 02/15/31	201,691

	U.S. Treasury Inflation Indexed Notes — 3.5%
322,179	2.500%, 07/15/16	334,236
303,050	2.125%, 01/15/19	330,064

		664,300

Principal Amount		Market Value
	U.S. Treasury Notes — 6.6%
$ 275,000	3.500%, 02/15/18	$293,627
300,000	3.375%, 11/15/19	323,906
300,000	2.250%, 11/15/24	298,195
350,000	2.000%, 02/15/25	340,074

		1,255,802

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,121,793

Shares
	SHORT TERM INVESTMENT — 3.4%
	Mutual Fund — 3.4%
650,895	Dreyfus Cash Management, 0.030%*	650,895

	TOTAL INVESTMENTS — 100.0% (Cost $18,664,860)	$18,927,018

	Aggregate tax cost	$18,616,271

	Gross unrealized appreciation	$468,915
	Gross unrealized depreciation	(158,168)

	Net unrealized appreciation/depreciation	$310,747

(a)	Variable rate security. Rate shown is the effective rate as of June 30, 2015.
*	Current yield.
GMTN	Global Medium Term Note
MTN	Medium Term Note

See accompanying notes to schedule of investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of June 30, 2015 is as follows:

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/15
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Airlines	$3,194,800	$303,750	—	$3,498,550
Broadcasting	15,199,708	1,043,347	—	16,243,055
Building and Construction	6,219,238	2,976,375	—	9,195,613
Communications Equipment	3,236,689	86	—	3,236,775
Consumer Products	24,028,089	38	$31	24,028,158
Consumer Services	11,259,651	74,250	—	11,333,901
Diversified Industrial	108,079,453	275,810	—	108,355,263
Electronics	43,107,857	24,750	—	43,132,607
Financial Services	61,559,914	1,311,612	525,000	63,396,526
Food and Beverage	52,746,224	113,305	—	52,859,529
Health Care	108,667,307	248,124	28,640	108,944,071
Manufactured Housing and Recreational Vehicles	5,879,590	1,400,825	—	7,280,415
Real Estate	20,192,488	1,159,183	202,679	21,554,350
Specialty Chemicals	31,741,672	14,697	—	31,756,369
Telecommunications	31,607,530	704,169	15,000	32,326,699
Transportation	2,506,364	299,546	465	2,806,375
Other Industries(a)	524,722,715	—	—	524,722,715
Total Common Stocks	1,053,949,289	9,949,867	771,815	1,064,670,971
Preferred Stocks(a)	1,355,437	—	—	1,355,437
Convertible Preferred Stocks(a)	—	2,705,464	13,885	2,719,349
Rights(a)	280,000	—	262,000	542,000
Warrants(a)	—	7,492	—	7,492
Corporate Bonds(a)	—	40,043	108,079	148,122
U.S. Government Obligations	—	226,127,064	—	226,127,064
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,055,584,726	$238,829,930	$1,155,779	$1,295,570,435

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$28,529,735	—	—	$28,529,735
Rights(a)			$0
U.S. Government Obligations	—	$2,349,981	—	2,349,981
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$28,529,735	$2,349,981	$0	$30,879,716

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$5,197,866	—	—	$5,197,866
U.S. Government Obligations	—	$424,966	—	424,966
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,197,866	$424,966	—	$5,622,832

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$8,239,552	—	—	$8,239,552
U.S. Government Obligations	—	$679,974	—	679,974
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$8,239,552	$679,974	—	$8,919,526

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$63,981,834	—	—	$63,981,834
Short Term Investments	3,424,009	—	—	3,424,009
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$67,405,843	—	—	$67,405,843

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$45,622,181	—	—	$45,622,181
Corporate Bonds(a)	—	$15,262,683	—	15,262,683
U.S. Government Agency Obligations	—	4,453,241	—	4,453,241
U.S. Government Obligations	—	3,972,632	—	3,972,632
Short Term Investments	2,514,074	—	—	2,514,074
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$48,136,255	$23,688,556	—	$71,824,811

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 06/30/15
INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$12,650,995	—	$12,650,995
U.S. Government Agency Obligations	—	3,503,335	—	3,503,335
U.S. Government Obligations	—	2,121,793	—	2,121,793
Short Term Investments	$650,895	—	—	650,895
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$650,895	$18,276,123	—	$18,927,018

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Funds had no material transfers among Level 1, Level 2, and Level 3 during the period ended June 30, 2015. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at June 30, 2015 or September 30, 2014 for Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities, if any, have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2015, the Funds did not hold any restricted securities.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Westwood Income Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees

ANTHONY J. COLAVITA	WERNER J. ROEDER, MD
President,	Former Medical Director,
Anthony J. Colavita, P.C.	Lawrence Hospital
JAMES P. CONN	SALVATORE J. ZIZZA
Former Chief Investment Officer,	Chairman,
Financial Security Assurance Holdings Ltd.	Zizza & Associates Corp.

Officers

BRUCE N. ALPERT	RICHARD J. WALZ
President	Chief Compliance Officer
ANDREA R. MANGO	AGNES MULLADY
Secretary	Treasurer

Investment Adviser

Teton Advisors, Inc.

Custodian

The Bank of New York Mellon

Distributor

G.distributors, LLC

Legal Counsel

Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ215QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/27/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/27/2015

* Print the name and title of each signing officer under his or her signature.